CASH AND BORROWINGS - Year end financial liabilities by contractual maturity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	$ 6	$ 864
Corporate bond	1,805	1,178
Trade and other payables	1,029	1,043
Private placement notes	1,313	1,480
Acquisition consideration	96	96
Current swaps/forward foreign exchange contracts - outflow	2,598	2,322
Current swaps/forward foreign exchange contracts - inflow	(2,601)	(2,342)
Total	4,246	4,641
In one year
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	6	310
Corporate bond	37	20
Trade and other payables	1,029	1,043
Private placement notes	143	165
Acquisition consideration	26	35
Current swaps/forward foreign exchange contracts - outflow	2,598	2,322
Current swaps/forward foreign exchange contracts - inflow	(2,601)	(2,342)
Total	1,238	1,553
Between one and two years
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans		554
Corporate bond	37	20
Private placement notes	461	142
Acquisition consideration	31	19
Total	529	735
Between two and five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	111	61
Private placement notes	265	574
Acquisition consideration	39	42
Total	415	677
After five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	1,620	1,077
Private placement notes	444	599
Total	$ 2,064	$ 1,676